REPORTABLE SEGMENTS - Schedule Income and Expenses by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 0	$ 0	$ 0	$ 0
Total operating expenses	0	1	2	2
Net income / (loss) for the period, before taxes	0	(1)	(2)	(2)
Income tax expense / (benefit)	0	0	0	0
Net income / (loss)	0	(1)	(2)	(2)
Galaxy Digital Holdings, LP
Segment Reporting Information [Line Items]
Revenue	12,976,206	9,335,372	42,596,673	51,626,779	$ 119,825,847
Net gain / (loss) on digital assets	(18,223)	346,393	634,557	333,450	938,365
Net gain / (loss) on investments	(133,167)	63,018	258,791	97,827	(464,918)
Net gain / (loss) on derivatives trading	31,059	83,640	267,769	151,583	192,558
Revenues and gains / (losses) from operations	12,855,875	9,828,423	43,757,790	52,209,639	120,491,852
Transaction expenses	13,059,439	9,313,616	42,741,776	51,592,423	120,995,931
Compensation and benefits	56,953	61,071	265,591	219,256	216,201
Notes interest expense	14,071	6,976	30,804	27,285	37,029
Depreciation and amortization	13,591	9,500	46,892	22,945	12,852
Other expenses	103,643	30,306	313,991	93,564	179,059
Total operating expenses	13,247,697	9,421,469	43,399,054	51,955,473	121,441,072
Operating income	(391,822)	406,954	358,736	254,166	(949,220)
Change in fair value of warrant liability			0	0	20,322
Unrealized gain / (loss) on notes payable – derivative	89,606	(9,713)	(31,727)	(9,603)	57,998
Other income / (expense), net	672	213	2,774	(135)	26,480
Total other income / (expense)	90,278	(9,500)	(28,953)	(9,738)	104,800
Net income / (loss) for the period, before taxes	(301,544)	397,454	329,783	244,428	(844,420)
Income tax expense / (benefit)	(6,112)	9,327	(16,939)	15,914	(28,291)
Unit holders of the Company			346,722	228,514	(718,910)
Net income / (loss)	(295,432)	388,127	346,722	228,514	(816,129)
Redeemable noncontrolling interests			0	0	(97,219)
Galaxy Digital Holdings, LP | Digital Assets
Segment Reporting Information [Line Items]
Revenue	12,971,529	9,302,569	42,497,063	51,565,491	119,785,259
Net gain / (loss) on digital assets	52,204	82,590	57,560	22,527	(289,497)
Net gain / (loss) on investments	(20,349)	0	17,425	0	0
Net gain / (loss) on derivatives trading	60,515	(15,632)	168,355	65,380	100,341
Revenues and gains / (losses) from operations	13,063,899	9,369,527	42,740,403	51,653,398	119,596,103
Transaction expenses	12,999,168	9,272,125	42,437,298	51,509,381	119,437,498
Compensation and benefits	38,826	42,275	175,925	148,909	134,550
Notes interest expense	0	0	0	0	0
Depreciation and amortization	3,555	1,307	11,446	4,344	0
Other expenses	18,821	14,050	68,725	44,854	95,578
Total operating expenses	13,060,370	9,329,757	42,693,394	51,707,488	119,667,626
Operating income	3,529	39,770	47,009	(54,090)	(71,523)
Change in fair value of warrant liability					0
Unrealized gain / (loss) on notes payable – derivative	0	0	0	0	0
Other income / (expense), net	0	0	0	0	0
Total other income / (expense)	0	0	0	0	0
Net income / (loss) for the period, before taxes	3,529	39,770	47,009	(54,090)	(71,523)
Income tax expense / (benefit)	0	0	0	0	0
Unit holders of the Company			47,009	(54,090)	(71,523)
Net income / (loss)	3,529	39,770			(71,523)
Redeemable noncontrolling interests					0
Galaxy Digital Holdings, LP | Data Centers
Segment Reporting Information [Line Items]
Revenue	0	0	0	0	0
Net gain / (loss) on digital assets	0	0	0	0	0
Net gain / (loss) on investments	0	0	0	0	0
Net gain / (loss) on derivatives trading	0	0	0	0	0
Revenues and gains / (losses) from operations	0	0	0	0	0
Transaction expenses	0	0	0	0	0
Compensation and benefits	1,263	0	0	0	0
Notes interest expense	0	0	0	0	0
Depreciation and amortization	1,251	1,674	7,497	5,548	0
Other expenses	385	0	0	0	0
Total operating expenses	2,899	1,674	7,497	5,548	0
Operating income	(2,899)	(1,674)	(7,497)	(5,548)	0
Change in fair value of warrant liability					0
Unrealized gain / (loss) on notes payable – derivative	0	0	0	0	0
Other income / (expense), net	0	0	0	0	0
Total other income / (expense)	0	0	0	0	0
Net income / (loss) for the period, before taxes	(2,899)	(1,674)	(7,497)	(5,548)	0
Income tax expense / (benefit)	0	0	0	0	0
Unit holders of the Company			(7,497)	(5,548)	0
Net income / (loss)	(2,899)	(1,674)			0
Redeemable noncontrolling interests					0
Galaxy Digital Holdings, LP | Treasury and Corporate
Segment Reporting Information [Line Items]
Revenue	4,677	32,803	99,610	61,288	40,588
Net gain / (loss) on digital assets	(70,427)	263,803	576,997	310,923	1,227,862
Net gain / (loss) on investments	(112,818)	63,018	241,366	97,827	(464,918)
Net gain / (loss) on derivatives trading	(29,456)	99,272	99,414	86,203	92,217
Revenues and gains / (losses) from operations	(208,024)	458,896	1,017,387	556,241	895,749
Transaction expenses	60,271	41,491	304,478	83,042	1,558,433
Compensation and benefits	16,864	18,796	89,666	70,347	81,651
Notes interest expense	14,071	6,976	30,804	27,285	37,029
Depreciation and amortization	8,785	6,519	27,949	13,053	12,852
Other expenses	84,437	16,256	245,266	48,710	83,481
Total operating expenses	184,428	90,038	698,163	242,437	1,773,446
Operating income	(392,452)	368,858	319,224	313,804	(877,697)
Change in fair value of warrant liability					20,322
Unrealized gain / (loss) on notes payable – derivative	89,606	(9,713)	(31,727)	(9,603)	57,998
Other income / (expense), net	672	213	2,774	(135)	26,480
Total other income / (expense)	90,278	(9,500)	(28,953)	(9,738)	104,800
Net income / (loss) for the period, before taxes	(302,174)	359,358	290,271	304,066	(772,897)
Income tax expense / (benefit)	(6,112)	9,327	(16,939)	15,914	(28,291)
Unit holders of the Company			$ 307,210	$ 288,152	(647,387)
Net income / (loss)	$ (296,062)	$ 350,031			(744,606)
Redeemable noncontrolling interests					$ (97,219)